787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 8, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for

BlackRock MuniYield Quality Fund, Inc.

BlackRock Investment Quality Municipal Trust, Inc.

BlackRock MuniYield Fund, Inc.

BlackRock MuniYield Quality Fund II, Inc.

BlackRock Virginia Municipal Bond Trust

BlackRock MuniYield Pennsylvania Quality Fund

Ladies and Gentlemen:

On behalf of BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”), BlackRock Investment Quality Municipal Trust, Inc. (“BKN”), BlackRock MuniYield Fund, Inc. (“MYD”), BlackRock MuniYield Quality Fund II, Inc. (“MQT”), BlackRock Virginia Municipal Bond Trust (“BHV”) and BlackRock MuniYield Pennsylvania Quality Fund (“MPA” and collectively with BKN, MYD, MQT and BHV, the “Target Funds”), we hereby transmit for filing with the Securities and Exchange Commission the preliminary proxy materials consisting of a Notice of Joint Special Meeting of Shareholders and a Proxy Statement to be issued in connection with the Joint Special Meeting of Shareholders (the “Meeting”) of the Acquiring Fund and the Target Funds (collectively, the “Funds”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund and the transactions contemplated therein, as well as certain related proposals.

The enclosed proxy materials will be delivered to holders of each Fund’s preferred shares. The Acquiring Fund filed a Registration Statement on Form N-14 on July 16, 2025, which included a separate proxy statement/prospectus to be delivered to each Fund’s common shareholders.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8510.

Sincerely,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Gladys Chang, Esq., BlackRock, Inc.
Ben Niehaus, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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